Revenue and Expenses - Depreciation and Amortization (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Property, plant and equipment (Note 8)	€ 4,133	€ 4,360	€ 5,022
Intangible assets (Note 6)	2,599	2,388	2,735
Rights of use (Note 9)	2,064	1,649	1,602
Total	€ 8,796	€ 8,397	€ 9,359